Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-vested (in shares)	72,593	53,303	23,284
Non-vested, weighted average grant date fair value (in dollars per share)	$ 19.05	$ 3.46	$ 8.28
Granted (in shares)	60,000	49,650	45,900
Granted, weighted average grant date fair value (in dollars per share)	$ 18.98	$ 26.26	$ 2.71
Vested (in shares)	(48,350)	(30,360)	(15,064)
Vested, weighted average grant date fair value (in dollars per share)	$ 17.05	$ 3.47	$ 8.34
Forfeited (in shares)			(817)
Forfeited, weighted average grant date fair value (in dollars per share)			$ 8.39
Non-vested (in shares)	84,243	72,593	53,303
Non-vested, weighted average grant date fair value (in dollars per share)	$ 20.15	$ 19.05	$ 3.46